Decommissioning and Rehabilitation Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance - beginning of year	$ 5,055	$ 4,955
Increase due to re-estimation	163	37
Accretion expense, included in finance costs	68	63
Balance - end of year	$ 5,286	$ 5,055